Consolidated Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 32,257,170	$ 11,485,266
Short-term investments	13,093,651
Prepaid expenses and other current assets	5,844,630	996,270
Total current assets	51,195,451	12,481,536
Acquired in process research and development	15,292,000	15,292,000
Goodwill	5,811,000	5,811,000
Property and equipment, net	981,421	0
Restricted cash	851,566
Deferred charge	12,416,775
Other assets		40,280
Total assets	86,548,213	33,624,816
Current liabilities:
Accounts payable	8,617,978	1,956,572
Accrued expenses	10,601,613	1,369,249
Income taxes payable	2,281,224
Total current liabilities	21,500,815	3,325,821
Non-current income tax payable	1,116,687
Contingent consideration	19,836,000	18,739,000
Other liabilities	222,259
Total liabilities	42,675,761	22,064,821
Commitments and contingencies (note 12)
Stockholders' equity:
Common stock, $0.01 par value; 125,000,000 and 15,625,000 shares authorized at December 31, 2012 and December 31, 2011, respectively; 18,360,459 and 62,500 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	183,605	625
Preferred Stock
Additional paid-in capital	150,989,018	49,828,699
Accumulated deficit during the development stage	(107,300,171)	(44,761,308)
Total stockholders' equity	43,872,452	5,559,995
Total liabilities, redeemable preferred stock and stockholders' equity	86,548,213	33,624,816
Class A Preferred Stock [Member]
Current liabilities:
Redeemable portion-Series A Convertible Preferred Stock, $0.01 par value, 6,000,000 shares issued and outstanding at December 31, 2011 (liquidation preference $6,000,000)		6,000,000
Stockholders' equity:
Preferred Stock		$ 491,979